Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment, Net
Property and equipment, gross	$ 68,480,879	$ 49,129,106
Accumulated depreciation	(27,070,874)	(21,152,883)
Property and equipment, net	41,410,005	27,976,223
Depreciation expenses	8,684,626	6,994,115	5,047,281
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	16,472,995	15,982,349
Buildings
Property and Equipment, Net
Property and equipment, gross	22,480,129	6,388,288
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	22,373,236	19,844,348
Motor vehicles
Property and Equipment, Net
Property and equipment, gross	$ 7,154,519	$ 6,914,121